Cover	Apr. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2025
Entity File Number	001-42167
Entity Registrant Name	DT Cloud Star Acquisition Corporation
Entity Central Index Key	0002017950
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	300 Cadman Plaza West
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	(718)
Local Phone Number	865-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.0001 par value per share, and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.0001 par value per share, and one Right
Trading Symbol	DTSQU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DTSQ
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-ninth (1/9) of one Ordinary Share
Title of 12(b) Security	Rights, each entitling the holder to receive one-ninth (1/9) of one Ordinary Share
Trading Symbol	DTSQR
Security Exchange Name	NASDAQ